September 15, 2010

VIA EDGAR

Securities and Exchange Commission

Attn. Division of Investment Management

100 F Street NE

Washington, DC 20549

Re: BlackRock MuniAssets Fund, Inc. N-14 Filing

Dear Ladies and Gentlemen:

On behalf of BlackRock MuniAssets Fund, Inc. (the “Registrant”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, one electronically signed Registration Statement on Form N-14, in connection with the reorganization of each of:

•	BlackRock MuniAssets Fund, Inc. (811-07642); and
•	BlackRock Apex Municipal Fund, Inc. (811-05227).

A fee of $71.30 to cover the registration fee under the Securities Act has been transmitted to the designated lockbox of the Commission at US Bank in St. Louis, Missouri.

If you have any questions or require any further information with respect to this filing, please call me at (212) 735-3406 or George Ching at (212) 735-3637.

Very truly yours,

/s/ Michael Hoffman

Michael Hoffman

1